Stock-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 14, 2025	Sep. 30, 2024
Stock-Based Compensation [Line Items]
Compensation expense			$ 121,410
Unrestricted common shares (in Shares)				300,000
Granted at-the-money warrants (in Shares)			12,000
Warrants outstanding (in Shares)	12,000				2,461,538
Stock price targets over the term	6 years		6 years
Estimated fair value	$ 4,800,000		$ 4,800,000
Expense related awards			$ 1,112,705	$ 1,008,015
Cash bonus percentage	2.50%		2.50%
Cash bonus	$ 20,000,000		$ 20,000,000
Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)	120,000		120,000
Cash bonus	$ 10,000,000		$ 10,000,000
Consultants [Member]
Stock-Based Compensation [Line Items]
Compensation expense			$ 3,960,422	950,000
Unrestricted Common Stock Awards [Member]
Stock-Based Compensation [Line Items]
Compensation expense				$ 1,359,000
Unrestricted Common Stock Awards [Member] | Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)			6,000
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)
Compensation expense			$ 1,715,807
Unrecognized compensation cost	$ 121,410		$ 351,687
Weighted-average recognition period	10 months 2 days		1 year 21 days
Restricted stock units or stock options granted (in Shares)
Restricted stock units or stock options outstanding (in Shares)
Unvested RSU (in Shares)	6,667
Stock Options [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)
Stock options outstanding (in Shares)
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)	$ 1,500		$ 1,500
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)	$ 15,000		$ 15,000
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses
Stock-Based Compensation [Line Items]
Recognized amount	$ 522	$ 671
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Stock-Based Compensation [Line Items]
Recognized amount	121,410	168,775
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Stock-Based Compensation [Line Items]
Recognized amount	$ 278,176	$ 278,176